UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2016

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc. - AB Concentrated Growth Fund

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.3%
Information Technology - 27.6%
Electronic Equipment, Instruments & Components - 6.5%
Amphenol Corp.-Class A	378,823	$19,304,820

IT Services - 11.8%
Accenture PLC-Class A	25,864	2,541,397
Automatic Data Processing, Inc.	185,330	14,893,119
MasterCard, Inc.-Class A	194,709	17,547,175

		34,981,691

Software - 4.5%
ANSYS, Inc. (a)	150,458	13,261,368

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	129,687	14,304,476

		81,852,355

Health Care - 20.6%
Biotechnology - 4.7%
Celgene Corp. (a)	128,338	13,882,321

Health Care Equipment & Supplies - 5.2%
Abbott Laboratories	384,827	15,477,742

Life Sciences Tools & Services - 5.9%
Quintiles Transnational Holdings, Inc. (a)	251,922	17,526,214

Pharmaceuticals - 4.8%
Zoetis, Inc.	341,247	14,052,551

		60,938,828

Consumer Discretionary - 18.5%
Hotels, Restaurants & Leisure - 4.9%
Yum! Brands, Inc.	181,550	14,514,922

Internet & Catalog Retail - 4.9%
Priceline Group, Inc. (The) (a)	11,739	14,519,500

Textiles, Apparel & Luxury Goods - 8.7%
Ralph Lauren Corp.	98,880	11,683,661
VF Corp.	205,627	14,025,817

		25,709,478

		54,743,900

Industrials - 14.9%
Electrical Equipment - 8.8%
AMETEK, Inc.	230,028	12,035,065
Sensata Technologies Holding NV (a)	314,254	13,934,022

		25,969,087

Professional Services - 6.1%
Verisk Analytics, Inc.-Class A (a)	245,423	18,139,214

		44,108,301

Company	Shares	U.S. $ Value
Materials - 7.0%
Chemicals - 7.0%
Ecolab, Inc.	189,166	$20,755,294

Financials - 4.9%
Capital Markets - 4.9%
Charles Schwab Corp. (The)	509,295	14,545,465

Consumer Staples - 3.8%
Household Products - 3.8%
Colgate-Palmolive Co.	178,671	11,338,462

Total Common Stocks (cost $289,204,415)		288,282,605

SHORT-TERM INVESTMENTS - 2.9%
Investment Companies - 2.9%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.14% (b)(c) (cost $8,649,117)	8,649,117	8,649,117

Total Investments - 100.2% (cost $297,853,532) (d)		$296,931,722
Other assets less liabilities - (0.2)%		(693,726)

Net Assets - 100.0%		$296,237,996

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,498,001 and gross unrealized depreciation of investments was $(8,419,811), resulting in net unrealized depreciation of $(921,810).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Cap Fund, Inc. - AB Concentrated Growth Fund

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$288,282,605		$	– 0	–	$	– 0	–	$288,282,605
Short-Term Investments	8,649,117			– 0	–		– 0	–	8,649,117

Total Investments in Securities	296,931,722			– 0	–		– 0	–	296,931,722
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$296,931,722		$	– 0	–	$	– 0	–	$296,931,722

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc. - AB Concentrated International Growth Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.1%
Industrials - 20.0%
Building Products - 6.4%
Assa Abloy AB-Class B	4,380	$78,559
Daikin Industries Ltd.	610	34,212

		112,771

Electrical Equipment - 2.8%
Nidec Corp.	700	48,136

Machinery - 3.5%
FANUC Corp.	400	61,536

Professional Services - 3.5%
Adecco SA (REG) (a)	840	61,518

Trading Companies & Distributors - 3.8%
Ashtead Group PLC	4,690	66,324

		350,285

Information Technology - 19.8%
Electronic Equipment, Instruments & Components - 6.6%
Ingenico Group	383	46,280
Murata Manufacturing Co., Ltd.	260	33,586
PAX Global Technology Ltd.	34,000	35,447

		115,313

Internet Software & Services - 2.5%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	740	43,638

Semiconductors & Semiconductor Equipment - 7.8%
ARM Holdings PLC	5,280	75,859
ASML Holding NV	700	61,532

		137,391

Technology Hardware, Storage & Peripherals - 2.9%
Lenovo Group Ltd.	60,000	50,723

		347,065

Consumer Discretionary - 19.2%
Automobiles - 2.8%
Suzuki Motor Corp.	1,600	49,200

Hotels, Restaurants & Leisure - 7.0%
Accor SA	1,340	62,829
Merlin Entertainments PLC (b)	10,510	59,219

		122,048

Internet & Catalog Retail - 2.6%
Vipshop Holdings Ltd. (ADR) (a)	2,670	44,856

Multiline Retail - 2.5%
B&M European Value Retail SA	8,900	43,911

Textiles, Apparel & Luxury Goods - 4.3%
Asics Corp.	1,300	30,985

Company	Shares	U.S. $ Value
HUGO BOSS AG	400	$44,976

		75,961

		335,976

Health Care - 15.9%
Health Care Equipment & Supplies - 3.0%
Coloplast A/S-Class B	750	53,174

Health Care Providers & Services - 3.3%
Fresenius SE & Co. KGaA	857	57,529

Pharmaceuticals - 9.6%
Bayer AG	400	51,319
Novo Nordisk A/S-Class B	1,100	59,361
Roche Holding AG	212	56,280

		166,960

		277,663

Consumer Staples - 10.7%
Beverages - 3.7%
SABMiller PLC (London)	1,130	63,989

Household Products - 7.0%
Reckitt Benckiser Group PLC	900	81,617
Unicharm Corp.	2,300	40,738

		122,355

		186,344

Financials - 9.6%
Banks - 3.5%
HDFC Bank Ltd. (ADR)	1,010	61,701

Capital Markets - 2.2%
Azimut Holding SpA	1,783	38,262

Insurance - 3.9%
Prudential PLC	3,250	68,564

		168,527

Materials - 1.9%
Chemicals - 1.9%
Essentra PLC	2,750	32,766

Total Common Stocks (cost $1,954,524)		1,698,626

SHORT-TERM INVESTMENTS - 3.0%
Investment Companies - 3.0%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.14% (c)(d) (cost $52,381)	52,381	52,381

Company	U.S. $ Value
Total Investments - 100.1% (cost $2,006,905) (e)	$1,751,007
Other assets less liabilities - (0.1)%	(2,322)

Net Assets - 100.0%	$1,748,685

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the market value of this security amounted to $59,219 or 3.4% of net assets.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,164 and gross unrealized depreciation of investments was $(273,062), resulting in net unrealized depreciation of $(255,898).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

AB Cap Fund, Inc. - AB Concentrated International Growth Portfolio

Country Breakdown*

September 30, 2015 (unaudited)

25.6%	United Kingdom
17.0%	Japan
8.8%	Germany
8.0%	China
6.7%	Switzerland
6.5%	Denmark
6.2%	France
4.5%	Sweden
3.5%	India
3.5%	Netherlands
2.5%	Luxembourg
2.2%	Italy
2.0%	Hong Kong
3.0%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2015. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Cap Fund, Inc. - AB Concentrated International Growth Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Industrials	$	– 0	–	$350,285		$	– 0	–	$350,285
Information Technology		43,638		303,427			– 0	–	347,065
Consumer Discretionary		44,856		291,120			– 0	–	335,976
Health Care		– 0	–	277,663			– 0	–	277,663
Consumer Staples		– 0	–	186,344			– 0	–	186,344
Financials		61,701		106,826			– 0	–	168,527
Materials		– 0	–	32,766			– 0	–	32,766
Short-Term Investments		52,381		– 0	–		– 0	–	52,381

Total Investments in Securities		202,576		1,548,431			– 0	–	1,751,007
Other Financial Instruments*		– 0	–	– 0	–		– 0	–	– 0	–

Total (a)(b)		$202,576		$1,548,431		$	– 0	–	$1,751,007

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(a)	An amount of $47,952 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(b)	There were no transfers between Level 2 and Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc. - AB Emerging Markets Core Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.3%
Financials - 23.2%
Banks - 16.3%
Banco Macro SA (ADR) (a)	570	$21,888
Bangkok Bank PCL (NVDR)	8,500	37,550
Bank of China Ltd.-Class H	193,000	83,228
China Construction Bank Corp.-Class H	93,000	62,062
DGB Financial Group, Inc.	4,710	41,885
Erste Group Bank AG (a)	2,040	59,284
Industrial & Commercial Bank of China Ltd.-Class H	101,000	58,348
Itausa - Investimentos Itau SA (Preference Shares)	38,100	68,617
Komercni banka AS	780	169,059
OTP Bank PLC	8,050	155,394
Shinhan Financial Group Co., Ltd.	1,650	57,704

		815,019

Capital Markets - 0.2%
CETIP SA - Mercados Organizados	1,100	9,129

Consumer Finance - 2.0%
Gentera SAB de CV	23,100	37,742
Samsung Card Co., Ltd.	2,060	63,080

		100,822

Diversified Financial Services - 3.4%
Fubon Financial Holding Co., Ltd.	77,000	120,539
Remgro Ltd.	2,570	46,874

		167,413

Insurance - 1.3%
AIA Group Ltd.	4,800	24,963
Samsung Life Insurance Co., Ltd.	460	38,468

		63,431

		1,155,814

Consumer Discretionary - 20.2%
Auto Components - 1.7%
Hankook Tire Co., Ltd.	760	25,443
Nokian Renkaat Oyj	1,790	57,945

		83,388

Automobiles - 2.8%
Kia Motors Corp.	1,480	67,090
Suzuki Motor Corp.	2,400	73,800

		140,890

Diversified Consumer Services - 0.6%
TAL Education Group (ADR) (a)	850	27,327

Hotels, Restaurants & Leisure - 1.6%
Yum! Brands, Inc.	1,010	80,749

Company	Shares	U.S. $ Value
Specialty Retail - 1.0%
Mr Price Group Ltd.	3,570	49,836

Textiles, Apparel & Luxury Goods - 12.5%
Eclat Textile Co., Ltd.	5,000	79,393
Feng TAY Enterprise Co., Ltd.	8,000	49,861
Luthai Textile Co., Ltd.-Class B	19,100	23,610
NIKE, Inc.-Class B	1,340	164,780
Pacific Textiles Holdings Ltd.	43,000	58,422
Pou Chen Corp.	19,000	28,582
Shenzhou International Group Holdings Ltd.	14,000	72,537
Yue Yuen Industrial Holdings Ltd.	39,000	145,858

		623,043

		1,005,233

Consumer Staples - 20.1%
Beverages - 2.3%
Anheuser-Busch InBev SA/NV	1,080	114,864

Food & Staples Retailing - 3.5%
BGF retail Co., Ltd.	300	51,241
Clicks Group Ltd.	11,230	72,880
Eurocash SA	4,310	50,760

		174,881

Food Products - 7.1%
AVI Ltd.	14,220	89,959
Gruma SAB de CV-Class B	13,370	183,883
Grupo Lala SAB de CV	10,390	24,578
WH Group Ltd. (a)(b)	115,500	57,330

		355,750

Household Products - 3.2%
Colgate-Palmolive Co.	2,090	132,631
LG Household & Health Care Ltd.	40	28,948

		161,579

Tobacco - 4.0%
British American Tobacco PLC	450	24,829
KT&G Corp.	1,220	114,764
Philip Morris International, Inc.	730	57,911

		197,504

		1,004,578

Information Technology - 8.3%
Electronic Equipment, Instruments & Components - 3.5%
Hon Hai Precision Industry Co., Ltd.	19,000	49,637
Largan Precision Co., Ltd.	1,000	78,045
Zhen Ding Technology Holding Ltd.	17,000	48,729

		176,411

Internet Software & Services - 0.9%
NetEase, Inc. (ADR)	390	46,847

Semiconductors & Semiconductor Equipment - 0.8%
Transcend Information, Inc.	15,000	37,925

Company	Shares	U.S. $ Value
Software - 1.0%
NCSoft Corp.	320	51,163

Technology Hardware, Storage & Peripherals - 2.1%
Asustek Computer, Inc.	3,000	25,794
Samsung Electronics Co., Ltd.	80	76,756

		102,550

		414,896

Industrials - 6.6%
Airlines - 0.5%
Turk Hava Yollari AO (a)	9,650	25,460

Commercial Services & Supplies - 1.0%
Cleanaway Co., Ltd.	11,000	49,204

Industrial Conglomerates - 1.2%
Jardine Strategic Holdings Ltd.	2,200	59,177

Transportation Infrastructure - 3.9%
Grupo Aeroportuario del Pacifico SAB de CV-Class B	12,820	111,479
Grupo Aeroportuario del Sureste SAB de CV-Class B	3,160	48,222
Jiangsu Expressway Co., Ltd.-Class H	26,000	33,406

		193,107

		326,948

Telecommunication Services - 5.3%
Diversified Telecommunication Services - 0.8%
China Telecom Corp., Ltd.-Class H	90,000	43,373

Wireless Telecommunication Services - 4.5%
China Mobile Ltd.	9,000	107,376
SK Telecom Co., Ltd.	360	79,861
Turkcell Iletisim Hizmetleri AS	10,260	35,801

		223,038

		266,411

Utilities - 3.5%
Electric Utilities - 1.8%
Transmissora Alianca de Energia Eletrica SA	18,200	87,546

Independent Power and Renewable Electricity Producers - 1.7%
Huaneng Power International, Inc.-Class H	80,000	86,829

		174,375

Materials - 2.5%
Paper & Forest Products - 2.5%
Sappi Ltd. (a)	19,630	60,283
Suzano Papel e Celulose SA-Class A (Preference Shares)	13,400	65,200

		125,483

Health Care - 2.0%
Health Care Providers & Services - 2.0%
Life Healthcare Group Holdings Ltd.	20,090	51,681
Odontoprev SA	20,300	48,900

Company	Shares			U.S. $ Value
				100,581

Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
LUKOIL PJSC (London) (Sponsored ADR)		2,340		79,700

Total Common Stocks (cost $4,679,635)				4,654,019

INVESTMENT COMPANIES - 4.4%
Funds and Investment Trusts - 4.4%
WisdomTree India Earnings Fund (cost $211,094)		11,100		221,112

SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.3%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.14% (c)(d) (cost $64,997)		64,997		64,997

	Principal Amount (000)
Time Deposits - 0.1%
BBH, Grand Cayman
(0.238)%, 10/01/15	EUR	1		810
0.005%, 10/02/15	HKD	9		1,182
0.005%, 10/01/15	JPY	176		1,469
0.057%, 10/01/15	GBP	0	*	459
5.50%, 10/01/15	ZAR	9		668

Total Time Deposits (cost $4,608)				4,588

Total Investments - 99.1% (cost $4,960,334) (e)				4,944,716
Other assets less liabilities - 0.9%				44,036

Net Assets - 100.0%				$4,988,752

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI Emerging Markets Index Futures	2	December 2015	$78,785	$79,376	$591

*	Principal amount less than 500.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the market value of this security amounted to $57,330 or 1.1% of net assets.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $91,202 and gross unrealized depreciation of investments was $(106,820), resulting in net unrealized depreciation of $(15,618).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
ZAR	-	South African Rand

Glossary:

ADR	-	American Depository Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depository Receipt
PJSC	-	Public Joint Stock Company

AB Cap Fund, Inc. - AB Emerging Markets Core Portfolio

Country Breakdown*

September 30, 2015 (unaudited)

14.2%	China
14.1%	South Korea
13.3%	United States
11.5%	Taiwan
8.2%	Mexico
7.5%	South Africa
5.8%	Hong Kong
5.7%	Brazil
3.4%	Czech Republic
3.1%	Hungary
2.3%	Belgium
1.6%	Russia
1.5%	Japan
6.4%	Other
1.4%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2015. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.2% or less in the following countries: Austria, Argentina, Finland, Poland, Thailand, Turkey and United Kingdom.

AB Cap Fund, Inc. - AB Emerging Markets Core Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$137,376		$1,018,438		$	– 0	–	$1,155,814
Consumer Discretionary	296,466		708,767			– 0	–	1,005,233
Consumer Staples	513,767		490,811			– 0	–	1,004,578
Information Technology	46,847		368,049			– 0	–	414,896
Industrials	159,701		167,247			– 0	–	326,948
Telecommunication Services	– 0	–	266,411			– 0	–	266,411
Utilities	87,546		86,829			– 0	–	174,375
Materials	65,200		60,283			– 0	–	125,483
Health Care	48,900		51,681			– 0	–	100,581
Energy	79,700		– 0	–		– 0	–	79,700
Investment Companies	221,112		– 0	–		– 0	–	221,112
Short-Term Investments:
Investment Companies	64,997		– 0	–		– 0	–	64,997
Time Deposits	– 0	–	4,588			– 0	–	4,588

Total Investments in Securities	1,721,612		3,223,104	†		– 0	–	4,944,716
Other Financial Instruments*:
Assets
Futures	– 0	–	591			– 0	–	591

Total	$1,721,612		$3,223,695		$	– 0	–	$4,945,307

†	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc. - AB Emerging Markets Growth Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 86.3%
Financials - 23.0%
Banks - 10.4%
Axis Bank Ltd. (GDR) (a)	1,540	$58,220
Banco Davivienda SA (Preference Shares)	4,967	38,574
Bank Mandiri Persero Tbk PT	37,000	20,071
China Construction Bank Corp.-Class H	28,000	18,685
Credicorp Ltd.	676	71,899
HDFC Bank Ltd. (ADR)	2,580	157,612
Industrial & Commercial Bank of China Ltd.-Class H	33,000	19,064
Kasikornbank PCL	4,300	20,307
Kasikornbank PCL-Foreign	4,500	21,139

		425,571

Diversified Financial Services - 1.2%
Cielo SA	1,980	18,309
Premium Leisure Corp.	1,472,000	30,989

		49,298

Insurance - 4.9%
AIA Group Ltd.	28,800	149,782
BB Seguridade Participacoes SA	8,000	50,064

		199,846

Real Estate Management & Development - 6.5%
Ayala Land, Inc.	116,300	84,848
Global Logistic Properties Ltd.	71,000	102,077
Grupo GICSA SA de CV (b)	34,800	29,417
Parque Arauco SA	17,970	30,850
SM Prime Holdings, Inc.	36,500	16,170

		263,362

		938,077

Consumer Staples - 18.6%
Food & Staples Retailing - 9.9%
7-Eleven Malaysia Holdings Bhd	50,400	16,965
CP ALL PCL	89,700	118,010
Lenta Ltd. (GDR) (a)(b)	14,062	105,465
Magnit PJSC (Sponsored GDR) (a)	1,683	80,508
Olam International Ltd.	57,800	82,275

		403,223

Food Products - 1.7%
Universal Robina Corp.	16,850	69,278

Personal Products - 3.2%
Hengan International Group Co., Ltd.	10,000	97,782
Unilever PLC	770	31,362

		129,144

Tobacco - 3.8%
British American Tobacco PLC	2,839	156,644

		758,289

Company	Shares	U.S. $ Value
Consumer Discretionary - 18.3%
Diversified Consumer Services - 5.0%
Estacio Participacoes SA	9,300	33,076
Kroton Educacional SA	6,700	13,030
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	1,145	23,140
TAL Education Group (ADR) (b)	4,212	135,416

		204,662

Hotels, Restaurants & Leisure - 3.5%
Melco International Development Ltd.	16,000	19,587
NagaCorp Ltd.	32,000	19,243
Yum! Brands, Inc.	1,311	104,814

		143,644

Internet & Catalog Retail - 1.8%
JD.com, Inc. (ADR) (b)	969	25,252
Vipshop Holdings Ltd. (ADR) (b)	2,817	47,326

		72,578

Media - 3.3%
Naspers Ltd.-Class N	850	106,528
Surya Citra Media Tbk PT	142,500	26,796

		133,324

Multiline Retail - 1.7%
Matahari Department Store Tbk PT	63,500	70,136

Textiles, Apparel & Luxury Goods - 3.0%
Cie Financiere Richemont SA	11,413	88,865
Eclat Textile Co., Ltd.	2,000	31,758

		120,623

		744,967

Information Technology - 16.4%
Electronic Equipment, Instruments & Components - 1.7%
China Railway Signal & Communication Corp., Ltd. (a)(b)	57,730	46,482
PAX Global Technology Ltd.	23,000	23,979

		70,461

Internet Software & Services - 7.1%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	429	25,298
Baidu, Inc. (Sponsored ADR) (b)	710	97,561
Tencent Holdings Ltd.	9,800	165,450

		288,309

IT Services - 0.6%
QIWI PLC (Sponsored ADR)	1,685	27,162

Semiconductors & Semiconductor Equipment - 7.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	71,000	284,545

		670,477

Company	Shares	U.S. $ Value
Industrials - 3.5%
Industrial Conglomerates - 1.3%
SM Investments Corp.	2,830	53,945

Professional Services - 0.7%
51job, Inc. (ADR) (b)	1,084	29,702

Road & Rail - 1.5%
CAR, Inc. (b)	42,000	60,904

		144,551

Health Care - 2.6%
Pharmaceuticals - 2.6%
Aspen Pharmacare Holdings Ltd. (b)	4,940	105,111

Telecommunication Services - 1.6%
Wireless Telecommunication Services - 1.6%
Tower Bersama Infrastructure Tbk PT (b)	146,000	65,290

Materials - 1.5%
Construction Materials - 1.5%
Cemex Latam Holdings SA (b)	5,844	23,279
Grasim Industries Ltd. (GDR) (a)	719	38,534

		61,813

Utilities - 0.8%
Independent Power and Renewable Electricity Producers - 0.8%
TerraForm Global, Inc.-Class A (b)	5,034	33,526

Total Common Stocks (cost $4,312,300)		3,522,101

WARRANTS - 14.1%
Information Technology - 5.6%
IT Services - 5.2%
HCL Technologies Ltd., Macquarie Bank Ltd., expiring 9/09/16 (b)	5,660	85,109
Tata Consultancy Services Ltd., JPMorgan Structured Products, expiring 10/08/19 (b)	260	10,260
Tata Consultancy Services Ltd., Macquarie Bank Ltd., expiring 12/12/16 (b)	2,930	115,625

		210,994

Internet Software & Services - 0.4%
Just Dial Ltd., Merrill Lynch Intl & Co., expiring 2/06/19 (b)	1,100	16,574

		227,568

Financials - 3.5%
Thrifts & Mortgage Finance - 2.8%
Housing Development Finance Corp. Ltd., JPMorgan Structured Products, expiring 5/05/16 (a)(b)	6,060	112,123

Consumer Finance - 0.7%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 5/22/18 (b)	3,390	8,472

Company	Shares		U.S. $ Value
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/30/19 (b)	1,430		20,183

			28,655

			140,778

Health Care - 2.0%
Pharmaceuticals - 2.0%
Lupin Ltd., Deutsche Bank AG, expiring 2/20/17 (b)	960		29,824
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 7/27/18 (b)	4,030		53,585

			83,409

Industrials - 1.1%
Construction & Engineering - 1.1%
IRB Infrastructure Developers Ltd., Deutsche Bank AG London, expiring 2/12/18 (a)(b)	12,610		45,623

Consumer Discretionary - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
Titan Co., Ltd., JPMorgan Structured Products, expiring 8/24/16 (b)	8,800		42,720

Consumer Staples - 0.8%
Tobacco - 0.8%
ITC Ltd., Deutsche Bank AG London, expiring 2/14/17 (a)(b)	6,880		34,544

Total Warrants (cost $610,912)			574,642

SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.1%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.14% (c)(d) (cost $45,474)	45,474		45,474

	Principal Amount (000)
Time Deposits - 0.2%
BBH, Grand Cayman
(0.238)%, 10/01/15	EUR 0	*	557
0.005%, 10/02/15	HKD 9		1,205
0.057%, 10/01/15	GBP 2		3,549
0.10%, 10/01/15	SGD 1		929
5.50%, 10/01/15	ZAR 9		654

Total Time Deposits (cost $6,933)			6,894

Total Investments - 101.7% (cost $4,975,619) (e)			4,149,111
Other assets less liabilities - (1.7)%			(69,457)

Net Assets - 100.0%			$4,079,654

*	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the aggregate market value of these securities amounted to $521,499 or 12.8% of net assets.
(b)	Non-income producing security.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $68,670 and gross unrealized depreciation of investments was $(895,178), resulting in net unrealized depreciation of $(826,508).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company

Country Breakdown* September 30, 2015 (unaudited)

20.0%	India
19.1%	China
7.6%	Taiwan
6.2%	Philippines
5.1%	Russia
5.1%	South Africa
4.7%	Hong Kong
4.5%	United Kingdom
4.4%	Singapore
4.4%	Indonesia
3.8%	Thailand
3.3%	United States
2.8%	Brazil
2.1%	Switzerland
5.6%	Other
1.3%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2015. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.7% or less in the following countries: Cambodia, Chile, Colombia, Malaysia, Mexico and Peru.

AB Cap Fund, Inc. - AB Emerging Markets Growth Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$396,725		$541,352		$	– 0	–	$938,077
Consumer Staples	105,465		652,824			– 0	–	758,289
Consumer Discretionary	382,054		362,913			– 0	–	744,967
Information Technology	196,503		473,974			– 0	–	670,477
Industrials	29,702		114,849			– 0	–	144,551
Health Care	– 0	–	105,111			– 0	–	105,111
Telecommunication Services	– 0	–	65,290			– 0	–	65,290
Materials	23,279		38,534			– 0	–	61,813
Utilities	33,526		– 0	–		– 0	–	33,526
Warrants	– 0	–	574,642			– 0	–	574,642
Short-Term Investments:
Investment Companies	45,474		– 0	–		– 0	–	45,474
Time Deposits	– 0	–	6,894			– 0	–	6,894

Total Investments in Securities	1,212,728		2,936,383	†		– 0	–	4,149,111
Other Financial Instruments*:
Assets	– 0	–	– 0	–		– 0	–	– 0	–
Liabilities	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$1,212,728		$2,936,383		$	– 0	–	$4,149,111

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	An amount of $182,349 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. An amount of $104,880 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc. - AB Global Core Equity Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Financials - 26.3%
Banks - 2.6%
DBS Group Holdings Ltd.	114,700	$1,309,225
US Bancorp	42,370	1,737,594

		3,046,819

Capital Markets - 1.9%
BlackRock, Inc.-Class A	3,426	1,019,132
T Rowe Price Group, Inc.	16,343	1,135,839

		2,154,971

Consumer Finance - 5.4%
American Express Co.	85,395	6,330,331

Diversified Financial Services - 15.5%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	601,400	1,680,795
Cielo SA	73,080	675,776
CME Group, Inc./IL-Class A	45,151	4,187,304
London Stock Exchange Group PLC	51,241	1,878,201
McGraw Hill Financial, Inc.	55,867	4,832,495
Moody’s Corp.	28,229	2,772,088
Singapore Exchange Ltd.	432,300	2,138,555

		18,165,214

Insurance - 0.9%
Arthur J Gallagher & Co.	25,871	1,067,955

		30,765,290

Information Technology - 16.0%
Communications Equipment - 1.5%
Cisco Systems, Inc.	32,062	841,627
F5 Networks, Inc. (a)	8,230	953,034

		1,794,661

Internet Software & Services - 1.2%
carsales.com Ltd.	204,841	1,411,116

IT Services - 3.6%
Automatic Data Processing, Inc.	15,900	1,277,724
Visa, Inc.-Class A	41,466	2,888,522

		4,166,246

Software - 9.7%
Check Point Software Technologies Ltd. (a)	30,537	2,422,500
Microsoft Corp.	65,979	2,920,230
SAP SE	92,607	5,999,425

		11,342,155

		18,714,178

Industrials - 13.8%
Air Freight & Logistics - 1.1%
CH Robinson Worldwide, Inc.	19,890	1,348,144

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 2.0%
Taiwan Secom Co., Ltd.	817,000	2,299,421

Electrical Equipment - 3.4%
ABB Ltd. (REG) (a)	160,309	2,836,431
Schneider Electric SE (Paris)	20,703	1,159,349

		3,995,780

Machinery - 5.2%
Dover Corp.	46,800	2,676,024
Kone Oyj-Class B	35,005	1,332,212
Parker-Hannifin Corp.	21,223	2,064,998

		6,073,234

Professional Services - 2.1%
Experian PLC	154,496	2,480,164

		16,196,743

Health Care - 13.4%
Biotechnology - 2.7%
Gilead Sciences, Inc.	32,691	3,209,929

Health Care Providers & Services - 8.0%
Anthem, Inc.	7,805	1,092,700
Express Scripts Holding Co. (a)	24,384	1,974,129
UnitedHealth Group, Inc.	54,299	6,299,227

		9,366,056

Pharmaceuticals - 2.7%
Johnson & Johnson	33,870	3,161,764

		15,737,749

Consumer Staples - 11.1%
Beverages - 3.2%
Ambev SA	157,300	770,530
Diageo PLC	111,728	3,001,787

		3,772,317

Food Products - 3.0%
Hershey Co. (The)	12,180	1,119,098
Mead Johnson Nutrition Co.-Class A	15,850	1,115,840
Nestle SA (REG)	17,156	1,290,229

		3,525,167

Household Products - 4.9%
Procter & Gamble Co. (The)	79,740	5,736,496

		13,033,980

Consumer Discretionary - 10.1%
Diversified Consumer Services - 1.3%
Sotheby’s	46,170	1,476,517

Hotels, Restaurants & Leisure - 1.5%
Sands China Ltd.	566,800	1,717,938

Media - 3.5%
Markit Ltd. (a)	72,589	2,105,081

Company	Shares		U.S. $ Value
Omnicom Group, Inc.		31,000	2,042,900

			4,147,981

Specialty Retail - 1.5%
Sa Sa International Holdings Ltd. (b)		2,046,000	782,403
Tiffany & Co.		12,285	948,648

			1,731,051

Textiles, Apparel & Luxury Goods - 2.3%
HUGO BOSS AG		10,301	1,158,251
Samsonite International SA		489,300	1,595,806

			2,754,057

			11,827,544

Energy - 3.4%
Energy Equipment & Services - 1.6%
Amec Foster Wheeler PLC		169,809	1,844,591

Oil, Gas & Consumable Fuels - 1.8%
KazMunaiGas Exploration Production JSC (GDR) (c)		189,408	1,138,986
LUKOIL PJSC (London) (Sponsored ADR)		28,629	975,104

			2,114,090

			3,958,681

Utilities - 2.9%
Electric Utilities - 0.9%
Enersis SA (Sponsored ADR)		87,532	1,106,405

Water Utilities - 2.0%
Guangdong Investment Ltd.		1,574,000	2,347,506

			3,453,911

Materials - 1.8%
Chemicals - 1.8%
BASF SE		11,194	856,155
Praxair, Inc.		11,860	1,208,060

			2,064,215

Total Common Stocks (cost $128,415,776)			115,752,291

SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.8%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.14% (d)(e) (cost $2,068,946)		2,068,946	2,068,946

	Principal Amount (000)
Time Deposits - 0.1%
ANZ, London
0.057%, 10/01/15	GBP	21	31,505
0.918%, 10/01/15	AUD	32	22,768

	Principal Amount (000)			U.S. $ Value
BBH, Grand Cayman
(1.00)%, 10/01/15	CHF	1		513
(0.238)%, 10/01/15	EUR	0	*	444
0.005%, 10/01/15	JPY	69		577
0.10%, 10/01/15	DKK	0	*	62
HSBC Bank PLC, London
0.005%, 10/02/15	HKD	183		23,575
Wells Fargo, Grand Cayman
0.10%, 10/01/15	SGD	41		28,590

Total Time Deposits (cost $109,502)				108,034

Total Short-Term Investments (cost $2,178,448)				2,176,980

Total Investments Before Security Lending Collateral for Securities Loaned - 100.7% (cost $130,594,224)				117,929,271

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AB Exchange Reserves-Class I, 0.13% (cost $112,500)		112,500		112,500

Total Investments - 100.8% (cost $130,706,724) (f)				118,041,771
Other assets less liabilities - (0.8)%				(924,444)

Net Assets - 100.0%				$117,117,327

*	Principal amount less than 500.

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the market value of this security amounted to $1,138,986 or 1.0% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $565,772 and gross unrealized depreciation of investments was $(13,230,725), resulting in net unrealized depreciation of $(12,664,953).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CHF	-	Swiss Franc

DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SGD	-	Singapore Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

Country Breakdown*

September 30, 2015 (unaudited)

60.3%	United States
6.8%	Germany
5.7%	United Kingdom
3.5%	Switzerland
2.9%	Singapore
2.7%	Brazil
2.1%	Hong Kong
2.1%	Ireland
2.1%	Israel
2.0%	China
2.0%	Taiwan
1.2%	Australia
1.1%	Finland
3.7%	Other
1.8%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2015. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Chile, France, Kazakhstan and Russia.

AB Cap Fund, Inc. - AB Global Core Equity Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$25,439,309		$5,325,981		$	– 0	–	$30,765,290
Information Technology	11,303,638		7,410,540			– 0	–	18,714,178
Industrials	6,089,166		10,107,577			– 0	–	16,196,743
Health Care	15,737,749		– 0	–		– 0	–	15,737,749
Consumer Staples	8,741,964		4,292,016			– 0	–	13,033,980
Consumer Discretionary	6,573,146		5,254,398			– 0	–	11,827,544
Energy	975,104		2,983,577			– 0	–	3,958,681
Utilities	1,106,405		2,347,506			– 0	–	3,453,911
Materials	1,208,060		856,155			– 0	–	2,064,215
Short-Term Investments:
Investment Companies	2,068,946		– 0	–		– 0	–	2,068,946
Time Deposits	– 0	–	108,034			– 0	–	108,034
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	112,500		– 0	–		– 0	–	112,500

Total Investments in Securities	79,355,987		38,685,784	†		– 0	–	118,041,771
Other Financial Instruments*:
Assets	– 0	–	– 0	–		– 0	–	– 0	–
Liabilities	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$79,355,987		$38,685,784		$	– 0	–	$118,041,771

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	An amount of $1,882,798 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were no transfers from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc. - AB International Strategic Core Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.5%
Financials - 18.6%
Banks - 10.3%
Australia & New Zealand Banking Group Ltd.	720	$13,756
Bank Hapoalim BM	4,080	20,531
BOC Hong Kong Holdings Ltd.	11,500	33,842
Danske Bank A/S	720	21,759
DBS Group Holdings Ltd.	1,100	12,556
FinecoBank Banca Fineco SpA	2,970	19,737
Hang Seng Bank Ltd.	800	14,441
Mitsubishi UFJ Financial Group, Inc.	7,500	45,317
Resona Holdings, Inc.	4,700	23,948
Seven Bank Ltd.	13,000	56,265
Sumitomo Mitsui Financial Group, Inc.	700	26,544

		288,696

Capital Markets - 0.8%
Partners Group Holding AG	70	23,726

Diversified Financial Services - 1.0%
IG Group Holdings PLC	2,380	27,738

Insurance - 6.5%
Direct Line Insurance Group PLC	8,280	46,982
Euler Hermes Group	290	26,896
Intact Financial Corp.	220	15,450
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	120	22,412
NN Group NV	980	28,133
Sampo Oyj-Class A	300	14,519
T&D Holdings, Inc.	1,100	12,993
Tryg A/S	760	14,766

		182,151

		522,311

Consumer Discretionary - 15.4%
Hotels, Restaurants & Leisure - 4.3%
Betfair Group PLC	540	27,215
Domino’s Pizza Group PLC	1,820	24,489
Echo Entertainment Group Ltd.	4,140	14,166
Tatts Group Ltd.	10,975	29,119
William Hill PLC	4,850	25,795

		120,784

Media - 8.1%
Cineplex, Inc.	410	14,572
CTS Eventim AG & Co. KGaA	600	22,254
RELX PLC	2,120	36,361
Rightmove PLC	240	13,274
Sky PLC	890	14,081
Thomson Reuters Corp.	1,120	45,018
Wolters Kluwer NV	1,470	45,334
WPP PLC	1,680	34,976

		225,870

Multiline Retail - 1.2%
Next PLC	300	34,573

Company	Shares	U.S. $ Value
Specialty Retail - 1.3%
Card Factory PLC	2,960	17,553
WH Smith PLC	750	17,778

		35,331

Textiles, Apparel & Luxury Goods - 0.5%
Pacific Textiles Holdings Ltd.	11,000	14,945

		431,503

Information Technology - 13.8%
Communications Equipment - 0.9%
VTech Holdings Ltd.	2,000	23,732

Electronic Equipment, Instruments & Components - 0.6%
Celestica, Inc. (a)	1,290	16,607

Internet Software & Services - 1.0%
Moneysupermarket.com Group PLC	5,680	29,082

IT Services - 5.8%
Amadeus IT Holding SA-Class A	1,280	54,842
CGI Group, Inc.-Class A (a)	390	14,130
Obic Co., Ltd.	1,100	50,319
Otsuka Corp.	600	29,234
SCSK Corp.	400	15,016

		163,541

Software - 5.5%
Constellation Software, Inc.	50	20,957
NICE-Systems Ltd.	660	36,966
Oracle Corp. Japan	1,500	63,344
Sage Group PLC (The)	1,850	13,996
SAP SE	290	18,787

		154,050

		387,012

Consumer Staples - 13.6%
Beverages - 1.0%
Anheuser-Busch InBev SA/NV	260	27,652

Food & Staples Retailing - 2.4%
Alimentation Couche-Tard, Inc.-Class B	510	23,453
Delhaize Group SA	170	15,069
Koninklijke Ahold NV	770	15,021
Lawson, Inc.	200	14,757

		68,300

Food Products - 0.8%
Nestle SA (REG)	290	21,810

Household Products - 2.2%
Reckitt Benckiser Group PLC	670	60,760

Personal Products - 1.1%
Kao Corp.	700	31,732

Tobacco - 6.1%
British American Tobacco PLC	1,400	77,246
Imperial Tobacco Group PLC	1,500	77,548

Company	Shares	U.S. $ Value
Japan Tobacco, Inc.	500	15,510

		170,304

		380,558

Health Care - 12.7%
Biotechnology - 1.2%
CSL Ltd.	550	34,613

Health Care Equipment & Supplies - 0.6%
Cochlear Ltd.	270	15,887

Health Care Providers & Services - 1.7%
Sonic Healthcare Ltd.	3,590	46,176

Pharmaceuticals - 9.2%
Novartis AG (REG)	680	62,500
Recordati SpA	2,100	48,459
Roche Holding AG	250	66,368
Sanofi	290	27,608
Shionogi & Co Ltd	800	28,676
Teva Pharmaceutical Industries Ltd.	440	24,866

		258,477

		355,153

Industrials - 7.9%
Aerospace & Defense - 0.3%
QinetiQ Group PLC	2,618	8,945

Air Freight & Logistics - 1.2%
bpost SA	1,450	34,481

Airlines - 2.0%
Japan Airlines Co., Ltd.	400	14,154
Ryanair Holdings PLC (Sponsored ADR)	520	40,716

		54,870

Commercial Services & Supplies - 2.0%
Berendsen PLC	1,380	20,986
Park24 Co., Ltd.	1,900	35,659

		56,645

Machinery - 1.4%
KION Group AG (a)	850	37,770

Professional Services - 1.0%
Experian PLC	1,730	27,772

		220,483

Telecommunication Services - 7.4%
Diversified Telecommunication Services - 7.4%
Bezeq The Israeli Telecommunication Corp., Ltd.	24,369	46,637
Nippon Telegraph & Telephone Corp.	1,100	38,746
Proximus	690	23,868
Singapore Telecommunications Ltd.	14,000	35,436
Telenor ASA	2,400	44,848
Telstra Corp., Ltd.	4,820	19,057

		208,592

Company	Shares	U.S. $ Value
Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Royal Dutch Shell PLC-Class B	1,660	39,251
TOTAL SA	1,140	51,281

		90,532

Materials - 2.6%
Chemicals - 2.1%
Croda International PLC	650	26,672
Givaudan SA (REG) (a)	20	32,543

		59,215

Containers & Packaging - 0.5%
Amcor Ltd./Australia	1,440	13,392

		72,607

Utilities - 1.3%
Electric Utilities - 1.3%
EDP - Energias de Portugal SA	9,610	35,207

Total Common Stocks (cost $2,904,109)		2,703,958

SHORT-TERM INVESTMENTS - 3.1%
Investment Companies - 3.1%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.14% (b)(c) (cost $87,749)	87,749	87,749

Total Investments - 99.6% (cost $2,991,858) (d)		2,791,707
Other assets less liabilities - 0.4%		11,865

Net Assets - 100.0%		$2,803,572

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	AUD	67	USD	49	10/14/15	$1,565
Brown Brothers Harriman & Co.	CAD	222	USD	171	10/14/15	4,480
Brown Brothers Harriman & Co.	GBP	38	USD	59	10/14/15	1,960
Brown Brothers Harriman & Co.	HKD	331	USD	43	10/14/15	(14)
Brown Brothers Harriman & Co.	ILS	556	USD	147	10/14/15	5,280
Brown Brothers Harriman & Co.	JPY	3,376	USD	28	10/14/15	260
Brown Brothers Harriman & Co.	NOK	248	USD	30	10/14/15	1,183
Brown Brothers Harriman & Co.	SGD	85	USD	62	10/14/15	1,998
Brown Brothers Harriman & Co.	USD	20	CAD	27	10/14/15	11

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	23	CHF	22	10/14/15	$(144)
Brown Brothers Harriman & Co.	USD	254	EUR	232	10/14/15	5,172
Brown Brothers Harriman & Co.	USD	13	HKD	100	10/14/15	0 ^
Brown Brothers Harriman & Co.	USD	23	ILS	91	10/14/15	40
Brown Brothers Harriman & Co.	USD	150	JPY	18,588	10/14/15	5,312
Brown Brothers Harriman & Co.	USD	82	SEK	709	10/14/15	2,700
Brown Brothers Harriman & Co.	USD	18	SGD	26	10/14/15	58
Brown Brothers Harriman & Co.	USD	32	SGD	45	10/14/15	(376)
Brown Brothers Harriman & Co.	AUD	49	USD	34	1/15/16	(110)
Brown Brothers Harriman & Co.	GBP	12	USD	18	1/15/16	17
Brown Brothers Harriman & Co.	USD	37	JPY	4,424	1/15/16	(77)
Deutsche Bank AG	CNY	95	USD	15	10/14/15	(218)

						$29,097

^	Less than $0.50.

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,784 and gross unrealized depreciation of investments was $(215,935), resulting in net unrealized depreciation of $(200,151).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

AB Cap Fund, Inc. - AB International Strategic Core Portfolio

Country Breakdown*

September 30, 2015 (unaudited)

22.8%	United Kingdom
18.0%	Japan
7.4%	Switzerland
6.7%	Australia
4.6%	Israel
4.6%	Netherlands
3.8%	France
3.8%	Canada
3.6%	Germany
3.6%	Belgium
2.6%	Hong Kong
2.5%	Ireland
2.4%	Italy
10.5%	Other
3.1%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2015. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.0% or less in the following countries: China, Denmark, Finland, Norway, Portugal, Singapore, Spain and United States.

AB Cap Fund, Inc. - AB International Strategic Core Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$42,346		$479,965		$	– 0	–	$522,311
Consumer Discretionary	77,143		354,360			– 0	–	431,503
Information Technology	51,694		335,318			– 0	–	387,012
Consumer Staples	23,453		357,105			– 0	–	380,558
Health Care	– 0	–	355,153			– 0	–	355,153
Industrials	40,716		179,767			– 0	–	220,483
Telecommunication Services	– 0	–	208,592			– 0	–	208,592
Energy	– 0	–	90,532			– 0	–	90,532
Materials	– 0	–	72,607			– 0	–	72,607
Utilities	– 0	–	35,207			– 0	–	35,207
Short-Term Investments:
Investment Companies	87,749		– 0	–		– 0	–	87,749

Total Investments in Securities	323,101		2,468,606	†		– 0	–	2,791,707
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	30,036			– 0	–	30,036
Liabilities
Forward Currency Exchange Contracts	– 0	–	(939)			– 0	–	(939)

Total	$323,101		$2,497,703		$	– 0	–	$2,820,804

†	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc. - AB Select US Equity Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.4%
Information Technology - 18.8%
Communications Equipment - 1.3%
Cisco Systems, Inc.	146,752	$3,852,240

Internet Software & Services - 6.2%
eBay, Inc. (a)	242,709	5,931,808
Facebook, Inc.-Class A (a)	37,516	3,372,689
Google, Inc.-Class C (a)	16,339	9,940,974

		19,245,471

IT Services - 3.9%
Alliance Data Systems Corp. (a)	14,111	3,654,467
Cognizant Technology Solutions Corp.-Class A (a)	49,681	3,110,527
Vantiv, Inc.-Class A (a)	115,885	5,205,554

		11,970,548

Software - 3.0%
Microsoft Corp.	210,275	9,306,772

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	90,143	9,942,773
EMC Corp./MA	145,672	3,519,435

		13,462,208

		57,837,239

Financials - 16.4%
Banks - 10.1%
Citigroup, Inc.	74,408	3,691,381
JPMorgan Chase & Co.	45,667	2,784,317
US Bancorp	253,009	10,375,899
Wells Fargo & Co.	276,201	14,182,921

		31,034,518

Capital Markets - 0.7%
Goldman Sachs Group, Inc. (The)	12,661	2,199,975

Diversified Financial Services - 3.2%
Berkshire Hathaway, Inc.-Class B (a)	28,661	3,737,395
McGraw Hill Financial, Inc.	70,302	6,081,123

		9,818,518

Real Estate Investment Trusts (REITs) - 2.4%
Crown Castle International Corp.	95,493	7,531,533

		50,584,544

Consumer Staples - 15.2%
Food & Staples Retailing - 8.5%
CVS Health Corp.	128,619	12,409,161
Kroger Co. (The)	377,099	13,601,961

		26,011,122

Food Products - 3.5%
General Mills, Inc.	60,381	3,389,185
Kellogg Co.	63,952	4,256,006

Company	Shares	U.S. $ Value
Tyson Foods, Inc.-Class A	74,215	3,198,666

		10,843,857

Tobacco - 3.2%
Reynolds American, Inc.	223,881	9,911,212

		46,766,191

Consumer Discretionary - 13.8%
Hotels, Restaurants & Leisure - 5.1%
McDonald’s Corp.	59,309	5,843,716
Wyndham Worldwide Corp.	136,546	9,817,657

		15,661,373

Household Durables - 0.8%
Honest Co., Inc. (The) (Preference Shares) (a)(b)(c)	4,005	148,789
Lennar Corp.-Class A	50,305	2,421,180

		2,569,969

Internet & Catalog Retail - 0.7%
Priceline Group, Inc. (The) (a)	1,736	2,147,189

Media - 3.3%
Comcast Corp.-Class A	58,035	3,301,031
Time Warner, Inc.	50,717	3,486,794
Walt Disney Co. (The)	34,028	3,477,661

		10,265,486

Multiline Retail - 1.1%
Dollar General Corp.	47,675	3,453,577

Specialty Retail - 2.8%
AutoNation, Inc. (a)	70,290	4,089,472
Home Depot, Inc. (The)	38,110	4,401,324

		8,490,796

		42,588,390

Health Care - 13.7%
Biotechnology - 1.3%
Gilead Sciences, Inc.	41,729	4,097,371

Health Care Equipment & Supplies - 3.0%
Medtronic PLC	135,992	9,103,304

Health Care Providers & Services - 4.0%
HCA Holdings, Inc. (a)	27,690	2,142,098
McKesson Corp.	19,149	3,543,140
UnitedHealth Group, Inc.	56,606	6,566,862

		12,252,100

Pharmaceuticals - 5.4%
AbbVie, Inc.	49,638	2,700,804
Allergan PLC (a)	18,845	5,122,259
Pfizer, Inc.	143,725	4,514,402
Shire PLC (ADR)	8,939	1,834,551

Company	Shares	U.S. $ Value
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	43,999	2,484,184

		16,656,200

		42,108,975

Industrials - 10.0%
Aerospace & Defense - 8.7%
Honeywell International, Inc.	45,179	4,278,000
Lockheed Martin Corp.	46,537	9,647,586
Northrop Grumman Corp.	57,953	9,617,300
United Technologies Corp.	36,685	3,264,598

		26,807,484

Airlines - 0.7%
Delta Air Lines, Inc.	45,412	2,037,636

Road & Rail - 0.6%
Union Pacific Corp.	21,519	1,902,495

		30,747,615

Energy - 4.0%
Energy Equipment & Services - 1.1%
Schlumberger Ltd.	47,343	3,265,247

Oil, Gas & Consumable Fuels - 2.9%
Anadarko Petroleum Corp.	32,971	1,991,119
EOG Resources, Inc.	24,165	1,759,212
Marathon Petroleum Corp.	48,996	2,269,984
Occidental Petroleum Corp.	44,154	2,920,787

		8,941,102

		12,206,349

Materials - 2.9%
Chemicals - 1.3%
Dow Chemical Co. (The)	98,555	4,178,732

Containers & Packaging - 1.6%
Sealed Air Corp.	103,274	4,841,485

		9,020,217

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	115,687	5,033,542

Total Common Stocks (cost $279,623,103)		296,893,062

SHORT-TERM INVESTMENTS - 3.5%
Investment Companies - 3.5%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.14% (d)(e) (cost $10,744,056)	10,744,056	10,744,056

	Principal Amount (000)			U.S. $ Value
Time Deposit - 0.0%
BBH, Grand Cayman 0.058%, 10/01/15 (cost $8)	CAD	0	*	7

Total Investments - 99.9% (cost $290,367,167) (f)				307,637,125
Other assets less liabilities - 0.1%				399,756

Net Assets - 100.0%				$308,036,881

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Fair valued by the Adviser.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,618,822 and gross unrealized depreciation of investments was $(6,348,864), resulting in net unrealized appreciation of $17,269,958.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD	-	Canadian Dollar

Glossary:

ADR	-	American Depositary Receipt

AB Cap Fund, Inc. - AB Select US Equity Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Information Technology	$57,837,239		$	– 0	–	$	– 0	–	$57,837,239
Financials	50,584,544			– 0	–		– 0	–	50,584,544
Consumer Staples	46,766,191			– 0	–		– 0	–	46,766,191
Consumer Discretionary	42,439,601			– 0	–		148,789		42,588,390
Health Care	42,108,975			– 0	–		– 0	–	42,108,975
Industrials	30,747,615			– 0	–		– 0	–	30,747,615
Energy	12,206,349			– 0	–		– 0	–	12,206,349
Materials	9,020,217			– 0	–		– 0	–	9,020,217
Telecommunication Services	5,033,542			– 0	–		– 0	–	5,033,542
Short-Term Investments:
Investment Companies	10,744,056			– 0	–		– 0	–	10,744,056
Time Deposits	– 0	–		7			– 0	–	7

Total Investments in Securities	307,488,329			7			148,789		307,637,125

Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$307,488,329			$7			$148,789		$307,637,125

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Consumer Discretionary			Total
Balance as of 6/30/15	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(34,460)			(34,460)
Purchases		183,249			183,249
Sales		– 0	–		– 0	–
Transfers into Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 9/30/15		$148,789			$148,789

Net change in unrealizedappreciation/depreciationfrom investments held as of 9/30/15		$(34,460)			$(34,460)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Select US Long/Short Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 63.6%
Information Technology - 12.5%
Communications Equipment - 0.8%
Cisco Systems, Inc.	484,603	$12,720,829

Internet Software & Services - 4.2%
eBay, Inc. (a)	801,407	19,586,387
Facebook, Inc.-Class A (a)	123,843	11,133,485
Google, Inc.-Class C (a)	53,948	32,823,042
Pandora Media, Inc. (a)	64,020	1,366,187
Yahoo!, Inc. (a)	74,246	2,146,452

		67,055,553

IT Services - 2.5%
Alliance Data Systems Corp. (a)	46,550	12,055,519
Cognizant Technology Solutions Corp.-Class A (a)	164,054	10,271,421
PayPal Holdings, Inc. (a)	32,835	1,019,198
Vantiv, Inc.-Class A (a)	382,670	17,189,537

		40,535,675

Software - 2.2%
Activision Blizzard, Inc.	124,095	3,833,294
Microsoft Corp.	694,353	30,732,064

		34,565,358

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	297,468	32,810,720
EMC Corp./MA	481,029	11,621,661

		44,432,381

		199,309,796

Financials - 11.6%
Banks - 7.5%
Citigroup, Inc.	246,014	12,204,755
JPMorgan Chase & Co.	150,836	9,196,471
US Bancorp	835,217	34,252,249
Wells Fargo & Co.	1,243,966	63,877,654

		119,531,129

Capital Markets - 0.5%
Goldman Sachs Group, Inc. (The)	41,813	7,265,427

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc.-Class B (a)	94,717	12,351,097
McGraw Hill Financial, Inc.	232,152	20,081,148

		32,432,245

Real Estate Investment Trusts (REITs) - 1.6%
Crown Castle International Corp.	315,337	24,870,629

		184,099,430

Consumer Staples - 9.8%
Food & Staples Retailing - 5.4%
CVS Health Corp.	424,745	40,979,398

Company	Shares	U.S. $ Value
Kroger Co. (The)	1,244,572	$44,891,712

		85,871,110

Food Products - 2.3%
Boulder Brands, Inc. (a)	128,202	1,049,974
General Mills, Inc.	199,074	11,174,024
Kellogg Co.	211,178	14,053,896
Tyson Foods, Inc.-Class A	245,062	10,562,172

		36,840,066

Household Products - 0.0%
Honest Co. (The) (b)(c)	20,767	771,509

Tobacco - 2.1%
Reynolds American, Inc.	739,250	32,726,597

		156,209,282

Consumer Discretionary - 9.0%
Hotels, Restaurants & Leisure - 3.3%
McDonald’s Corp.	195,846	19,296,706
Wyndham Worldwide Corp.	450,794	32,412,089

		51,708,795

Household Durables - 0.5%
Lennar Corp.-Class A	166,078	7,993,334

Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	6,150	3,148,123
Priceline Group, Inc. (The) (a)	5,739	7,098,340

		10,246,463

Media - 2.1%
Comcast Corp.-Class A	191,645	10,900,768
Time Warner, Inc.	167,484	11,514,525
Walt Disney Co. (The)	112,369	11,484,112

		33,899,405

Multiline Retail - 0.7%
Dollar General Corp.	157,432	11,404,374

Specialty Retail - 1.8%
AutoNation, Inc. (a)	232,110	13,504,160
Home Depot, Inc. (The)	125,845	14,533,839

		28,037,999

		143,290,370

Health Care - 8.8%
Biotechnology - 0.9%
Gilead Sciences, Inc.	137,800	13,530,582

Health Care Equipment & Supplies - 1.9%
Medtronic PLC	449,163	30,066,971

Health Care Providers & Services - 2.5%
HCA Holdings, Inc. (a)	91,433	7,073,257
McKesson Corp.	63,221	11,697,781

Company	Shares	U.S. $ Value
UnitedHealth Group, Inc.	186,897	$21,681,921

		40,452,959

Pharmaceuticals - 3.5%
AbbVie, Inc.	163,903	8,917,962
Allergan PLC (a)	62,216	16,910,931
Pfizer, Inc.	474,372	14,900,025
Shire PLC (ADR)	29,516	6,057,569
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	145,290	8,203,073

		54,989,560

		139,040,072

Industrials - 6.4%
Aerospace & Defense - 5.6%
Honeywell International, Inc.	149,663	14,171,590
Lockheed Martin Corp.	153,669	31,857,120
Northrop Grumman Corp.	191,373	31,758,349
United Technologies Corp.	121,141	10,780,338

		88,567,397

Airlines - 0.4%
Delta Air Lines, Inc.	149,956	6,728,525

Road & Rail - 0.4%
Union Pacific Corp.	71,056	6,282,061

		101,577,983

Energy - 2.5%
Energy Equipment & Services - 0.7%
Schlumberger Ltd.	156,330	10,782,080

Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	108,880	6,575,263
EOG Resources, Inc.	79,794	5,809,003
Marathon Petroleum Corp.	161,794	7,495,916
Occidental Petroleum Corp.	145,811	9,645,398

		29,525,580

		40,307,660

Materials - 1.9%
Chemicals - 0.9%
Dow Chemical Co. (The)	325,444	13,798,826

Containers & Packaging - 1.0%
Sealed Air Corp.	341,058	15,988,799

		29,787,625

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	382,013	16,621,386

Total Common Stocks (cost $1,059,856,153)		1,010,243,604

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 32.8%
Investment Companies - 32.8%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.14% (d)(e) (cost $520,392,578)	520,392,578	$520,392,578

Total Investments Before Securities Lending Collateral - 96.3% (cost $1,580,248,731)		1,530,636,182

SECURITIES SOLD SHORT - (4.5)%
INVESTMENT COMPANIES - (3.0)%
Funds and Investment Trusts - (3.0)%
Financial Select Sector SPDR Fund	(563,284)	(12,764,015)
PowerShares Senior Loan Portfolio	(586,558)	(13,514,296)
SPDR S&P 500 ETF Trust	(59,090)	(11,323,417)
SPDR S&P Retail ETF	(211,482)	(9,394,031)

Total Investment Companies (proceeds $48,421,309)		(46,995,759)

COMMON STOCKS - (1.5)%
Information Technology - (1.1)%
Internet Software & Services - (0.4)%
Alibaba Group Holding Ltd. ADR (a)	(24,323)	(1,434,327)
CoStar Group, Inc. (a)	(11,908)	(2,060,799)
Criteo SA (Sponsored ADR) (a)	(22,660)	(850,656)
GrubHub, Inc. (a)	(35,640)	(867,478)
SouFun Holdings Ltd. (ADR)	(152,314)	(1,005,272)

		(6,218,532)

IT Services - (0.1)%
Automatic Data Processing, Inc.	(19,979)	(1,605,513)

Semiconductors & Semiconductor Equipment - (0.5)%
ASML Holding NV	(36,608)	(3,220,772)
Skyworks Solutions, Inc.	(34,027)	(2,865,414)
STMicroelectronics NV (ADR)	(202,945)	(1,384,085)

		(7,470,271)

Software - (0.1)%
VMware, Inc.-Class A (a)	(29,460)	(2,321,153)

		(17,615,469)

Industrials - (0.2)%
Professional Services - (0.2)%
Robert Half International, Inc.	(65,199)	(3,335,581)

Consumer Discretionary - (0.1)%
Internet & Catalog Retail - (0.1)%
Ctrip.com International Ltd. (a)	(6,478)	(409,280)
Vipshop Holdings Ltd. (a)	(55,123)	(926,066)
Wayfair, Inc.-Class A (a)	(15,598)	(546,866)

		(1,882,212)

Company	Shares	U.S. $ Value
Consumer Staples - (0.1)%
Food & Staples Retailing - (0.1)%
Fresh Market, Inc. (The) (a)	(48,012)	$(1,084,591)

Total Common Stocks (proceeds $25,952,006)		(23,917,853)

Total Securities Sold Short (proceeds $74,373,315)		(70,913,612)

Total Investments, Net of Securities Sold Short - 91.9% (cost $1,505,875,416) (f)		1,459,722,570
Other assets less liabilities - 8.1% (g)		129,030,376

Net Assets - 100.0%		$1,588,752,946

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2015	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Russell 2000 Mini Futures	131	December 2015	$14,876,471	$14,356,290	$520,181

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,506,912 and gross unrealized depreciation of investments was $(55,659,758), resulting in net unrealized depreciation of $(46,152,846).
(g)	An amount of U.S. $2,543,400 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2015.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor’s Depository Receipt

AB Select US Long/Short Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities:	Level 1		Level 2			Level 3		Total
Assets:
Common Stocks	$1,009,472,095		$	– 0	–	$771,509		$1,010,243,604
Short-Term Investments	520,392,578			– 0	–	– 0	–	520,392,578
Liabilities:
Investment Companies	(46,995,759)			– 0	–	– 0	–	(46,995,759)
Common Stocks*	(23,917,853)			– 0	–	– 0	–	(23,917,853)

Total Investments in Securities	1,458,951,061			– 0	–	771,509		1,459,722,570
Other Financial Instruments**:
Assets:
Futures	520,181			– 0	–	– 0	–	520,181
Liabilities:	– 0	–		– 0	–	– 0	–	– 0	–

Total^	$1,459,471,242		$	– 0	–	$771,509		$1,460,242,751

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Total
Balance as of 06/30/15	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(178,685)			(178,685)
Purchases		950,194			950,194
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 09/30/15		$771,509			$771,509

Net change in unrealized appreciation/depreciation from investments held as of 09/30/15		$(178,685)			$(178,685)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 20, 2015